SCHEDULE OF KEY MANAGEMENT PERSONNEL (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Short-term salary and fees	$ 974	$ 290
Share based payments	4,973	7,797
Post-employment retirement benefits	46	39
Non-monetary benefits	20	17
Key management personnel compensation	$ 6,013	$ 8,143